UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071
                                                     ---------

                        OPPENHEIMER EMERGING GROWTH FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.5%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.3%
-----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.6%
Chipotle Mexican Grill, Inc., Cl. A 1                                                        31,120    $        1,849,150
-----------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1                                                         4,800               265,632
-----------------------------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                                    33,130             1,795,646
-----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                               36,400             1,256,892
-----------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                              20,600               639,424
-----------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc. 1                                                                       24,700               979,602
                                                                                                       ---------------------
                                                                                                                6,786,346
-----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Syntax-Brillian Corp. 1                                                                     154,400             1,221,304
-----------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.8%
dELiA*s, Inc. 1                                                                              57,500               592,825
-----------------------------------------------------------------------------------------------------------------------------
VistaPrint Ltd. 1                                                                            36,280             1,563,305
                                                                                                       ---------------------
                                                                                                                2,156,130
-----------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Smith & Wesson Holding Corp. 1                                                               93,800             1,041,180
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--2.1%
Focus Media Holding Ltd., ADR 1                                                              30,500             2,521,130
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.5%
Guess?, Inc. 1                                                                                8,500               612,935
-----------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                         18,050               908,457
-----------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                     91,810             2,240,164
-----------------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1                                                                     139,700               902,462
-----------------------------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                                               59,500             1,957,550
                                                                                                       ---------------------
                                                                                                                6,621,568
-----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--5.5%
Crocs, Inc. 1                                                                                30,900             1,555,506
-----------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                                                      10,560               615,754
-----------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                    19,800             1,091,970
-----------------------------------------------------------------------------------------------------------------------------
Quicksilver, Inc. 1                                                                         140,500             1,996,505
-----------------------------------------------------------------------------------------------------------------------------
Volcom, Inc. 1                                                                               45,600             1,458,744
                                                                                                       ---------------------
                                                                                                                6,718,479
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.5%
-----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.5%
Chattem, Inc. 1                                                                              17,900             1,028,176
-----------------------------------------------------------------------------------------------------------------------------
Physicians Formula Holdings, Inc. 1                                                          37,000               767,010
                                                                                                       ---------------------
                                                                                                                1,795,186
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--3.1%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Oceaneering International, Inc. 1                                                            15,600               615,732
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.6%
Kodiak Oil & Gas Corp. 1                                                                    373,800             1,715,742
-----------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc. 1                                                                20,300               805,098

                   1   |      Oppenheimer Emerging Growth Fund

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
World Fuel Services Corp.                                                                    13,600    $          623,560
                                                                                                       ---------------------
                                                                                                                3,144,400
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--5.4%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.4%
Cohen & Steers, Inc.                                                                         25,790             1,257,263
-----------------------------------------------------------------------------------------------------------------------------
Evercore Partners, Inc., Cl. A 1                                                             17,050               577,825
-----------------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. 1                                                                            33,620             2,151,008
-----------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                                        18,280             1,369,720
                                                                                                       ---------------------
                                                                                                                5,355,816
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
International Securities Exchange, Inc., Cl. A                                               14,180               587,477
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.5%
Philadelphia Consolidated Holding Co. 1                                                      13,610               613,267
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--20.7%
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.4%
Arena Pharmaceuticals, Inc. 1                                                                76,110               971,925
-----------------------------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1                                                              35,000               662,900
-----------------------------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                                               23,040             1,185,408
                                                                                                       ---------------------
                                                                                                                2,820,233
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.7%
Hologic, Inc. 1                                                                              45,470             2,525,859
-----------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                                              19,100               602,414
-----------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. 1                                                        23,600               972,792
-----------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                               21,500             1,005,985
-----------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                    24,600               729,390
-----------------------------------------------------------------------------------------------------------------------------
NuVasive, Inc. 1                                                                             43,700             1,057,977
                                                                                                       ---------------------
                                                                                                                6,894,417
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
Bio-Reference Laboratories, Inc. 1                                                           61,180             1,404,081
-----------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp. 1                                                                         83,280             1,622,294
-----------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                                38,230             1,488,676
                                                                                                       ---------------------
                                                                                                                4,515,051
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--3.5%
Allscripts Healthcare Solutions, Inc. 1                                                      71,000             2,172,600
-----------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1                                                                             40,510               839,367
-----------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1                                                                        92,690             1,255,023
                                                                                                       ---------------------
                                                                                                                4,266,990
-----------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.3%
Advanced Magnetics, Inc. 1                                                                   13,230               806,104
-----------------------------------------------------------------------------------------------------------------------------
ICON plc, Sponsored ADR 1                                                                    29,800             1,111,540
-----------------------------------------------------------------------------------------------------------------------------
Illumina, Inc. 1                                                                             51,250             2,093,563
                                                                                                       ---------------------
                                                                                                                4,011,207
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.1%
Medicines Co. (The) 1                                                                        20,600               630,772

                   2   |      Oppenheimer Emerging Growth Fund

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Medicis Pharmaceutical Corp., Cl. A                                                          20,700    $          785,151
-----------------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1                                                                41,330             1,130,789
                                                                                                       ---------------------
                                                                                                                2,546,712
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--14.9%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Aeroviroment, Inc. 1                                                                          2,100                48,027
-----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                         74,760             2,226,353
-----------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 1                                                                           15,600               634,920
                                                                                                       ---------------------
                                                                                                                2,909,300
-----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.2%
Hub Group, Inc., Cl. A 1                                                                     20,330               607,054
-----------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                          66,460             2,020,384
                                                                                                       ---------------------
                                                                                                                2,627,438
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--9.5%
Clean Harbors, Inc. 1                                                                        13,630               731,113
-----------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                               17,580               856,498
-----------------------------------------------------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1                                                                         41,320             1,189,603
-----------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                      27,110             1,187,960
-----------------------------------------------------------------------------------------------------------------------------
ICT Group, Inc. 1                                                                            45,520             1,298,230
-----------------------------------------------------------------------------------------------------------------------------
Innerworkings, Inc. 1                                                                       102,800             1,320,980
-----------------------------------------------------------------------------------------------------------------------------
PeopleSupport, Inc. 1                                                                        33,930               809,231
-----------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                                 36,400             1,142,960
-----------------------------------------------------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                                                        167,300             2,342,200
-----------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                                    22,850               615,808
                                                                                                       ---------------------
                                                                                                               11,494,583
-----------------------------------------------------------------------------------------------------------------------------
MARINE--0.8%
American Commercial Lines, Inc. 1                                                            14,700             1,035,468
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.8%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
Comtech Group, Inc. 1                                                                       118,180             1,945,243
-----------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                           8,530               609,383
-----------------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1                                                                30,070               570,729
-----------------------------------------------------------------------------------------------------------------------------
Optium Corp. 1                                                                               27,100               647,419
                                                                                                       ---------------------
                                                                                                                3,772,774
-----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
SimpleTech, Inc. 1                                                                          126,100             1,379,534
-----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
Daktronics, Inc.                                                                             28,900               999,073
-----------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                                                         62,170             1,921,675
-----------------------------------------------------------------------------------------------------------------------------
I.D. Systems, Inc. 1                                                                         38,970               598,190
-----------------------------------------------------------------------------------------------------------------------------
NetList, Inc. 1                                                                              71,500               679,250
                                                                                                       ---------------------
                                                                                                                4,198,188

                   3   |      Oppenheimer Emerging Growth Fund

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--8.5%
Bankrate, Inc. 1                                                                             28,390     $       1,121,689
-----------------------------------------------------------------------------------------------------------------------------
DealerTrack Holdings, Inc. 1                                                                 52,870             1,465,556
-----------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                        28,430             1,455,047
-----------------------------------------------------------------------------------------------------------------------------
Knot, Inc. (The) 1                                                                           45,690             1,378,467
-----------------------------------------------------------------------------------------------------------------------------
Liquidity Services, Inc. 1                                                                   67,700             1,352,646
-----------------------------------------------------------------------------------------------------------------------------
Omniture, Inc. 1                                                                             42,500               645,150
-----------------------------------------------------------------------------------------------------------------------------
Perficient, Inc. 1                                                                           43,300               905,403
-----------------------------------------------------------------------------------------------------------------------------
Savvis, Inc. 1                                                                               28,300             1,268,406
-----------------------------------------------------------------------------------------------------------------------------
Vocus, Inc. 1                                                                                37,940               707,581
                                                                                                       ---------------------
                                                                                                               10,299,945
-----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.6%
Heartland Payment Systems, Inc.                                                              27,570               735,016
-----------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                                                    60,500             2,418,185
                                                                                                       ---------------------
                                                                                                                3,153,201
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
ATMI, Inc. 1                                                                                 18,710               625,662
-----------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                                           20,600               837,390
-----------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                                             24,060               706,402
-----------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                                 17,500               669,200
                                                                                                       ---------------------
                                                                                                                2,838,654
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.6%
Ansys, Inc. 1                                                                                31,930             1,592,988
-----------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                               117,310             1,351,411
-----------------------------------------------------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1                                                             61,200               942,480
-----------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1                                                                             32,900             1,212,365
-----------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                                  33,600             1,018,080
-----------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                        26,920               656,310
                                                                                                       ---------------------
                                                                                                                6,773,634
-----------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.9%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.9%
Albemarle Corp.                                                                              13,690             1,067,541
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
Cbeyond, Inc. 1                                                                              19,172               569,792
-----------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                                                       39,120             1,208,417
                                                                                                       ---------------------
                                                                                                                1,778,209
-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
InPhonic, Inc. 1                                                                             60,500               839,740
-----------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                                   31,360               931,706
                                                                                                       ---------------------
                                                                                                                1,771,446
                                                                                                       ---------------------
Total Common Stocks (Cost $101,410,855)                                                                       119,332,540

                   4   |      Oppenheimer Emerging Growth Fund

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.5%
-----------------------------------------------------------------------------------------------------------------------------
Money Market--4.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 2,3
(Cost $5,401,963)                                                                         5,401,963     $       5,401,963
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $106,812,818)                                               103.0%          124,734,503
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (3.0)           (3,600,166)
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0%    $      121,134,337
                                                                                 ===========================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Rate shown is the 7-day yield as of January 31, 2007.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                      SHARES          GROSS           GROSS               SHARES
                                                            OCTOBER 31, 2006      ADDITIONS      REDUCTIONS     JANUARY 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                       --      23,421,651      18,019,688            5,401,963


                                                                                                                        DIVIDEND
                                                                                                      VALUE               INCOME
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                                              $ 5,401,963            $  21,309



NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior

                   5   |      Oppenheimer Emerging Growth Fund

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                   6   |      Oppenheimer Emerging Growth Fund

OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $       107,508,234
                                                      ====================

Gross unrealized appreciation                         $        18,619,375
Gross unrealized depreciation                                  (1,393,106)
                                                      --------------------
Net unrealized appreciation                           $        17,226,269
                                                      ====================


                   7   |      Oppenheimer Emerging Growth Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007